SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through September 30, 2022, the date of issuance of this condensed consolidated financial statements, and did not identify any events occurred that would require recognition or disclosure in the condensed consolidated financial statements other than following:

On September 13, 2022, the Company received a preliminary non-binding proposal letter (the “Proposal Letter”) from Clover Wealth Limited (“SPV”) to acquire all of the Company’s business assets in China for a consideration of approximately $10 million. The Company is currently carefully evaluating the proposal.